Other long-term liabilities - Finance lease obligations (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	$ 370,274
Interest component	171,900
Finance lease obligations	198,374
2019
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	32,222
Interest component	22,990
Finance lease obligations	9,232
2020
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	32,614
Interest component	22,001
Finance lease obligations	10,613
2021
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	33,014
Interest component	20,837
Finance lease obligations	12,177
2022
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	33,422
Interest component	19,473
Finance lease obligations	13,949
2023
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	32,779
Interest component	17,915
Finance lease obligations	14,864
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	206,223
Interest component	68,684
Finance lease obligations	$ 137,539